Supplemental Financial Information - Supplemental Consolidated Balance Sheet Information (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012
Other:
Insurance Claims Receivable	$ 1,780	$ 1,784
Deferred Expense - Current Portion	7,439	7,653
Other Non-Trade Receivables	14,464	1,871
Income Taxes Receivable	3,468	0
Other	893	883
Other Assets, Current	28,044	12,191
Other Current Liabilities:
Deferred Revenue - Current Portion	14,006	14,546
Taxes Payable	0	4,958
Other	8,705	6,979
Other Current Liabilities	$ 22,711	$ 26,483